Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcofunds-20190531_SupplementTextBlock

PIMCO Funds

Supplement dated May 31, 2019 to the
Municipal Value Funds Prospectus dated January 2, 2019,
as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Gurtin California Municipal Intermediate Value Fund, PIMCO Gurtin California Municipal Opportunistic Value Fund, PIMCO Gurtin National Municipal Intermediate Value Fund and PIMCO Gurtin National Municipal Opportunistic Value Fund

PIMCO Gurtin California Municipal Intermediate Value Fund

Effective June 28, 2019, the primary broad-based securities market index of the PIMCO Gurtin California Municipal Intermediate Value Fund is the Bloomberg Barclays California Municipal Bond 1-10 Year Blend (1-12) Index.

Accordingly, effective June 28, 2019, the third paragraph of the "Performance Information" section of the PIMCO Gurtin California Municipal Intermediate Value Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. Effective June 28, 2019, the Fund's primary benchmark is the Bloomberg Barclays California Municipal Bond 1-10 Year Blend (1-12) Index. The index is a component of the Bloomberg Barclays California Municipal Bond Index, a subset of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays California Municipal Bond Index is the California component of the Bloomberg Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years, and which is an unmanaged index representative of the tax-exempt bond market. The Bloomberg Barclays Municipal Bond Index is made up of all investment-grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 28, 2019, the Fund's primary benchmark was the ICE BofAML Municipal Blended 85% Index. The ICE BofAML 1-12 Year Municipal Index is an unmanaged, market-weighted index that includes investment-grade municipal bonds with maturities greater than one year but less than twelve years. On or about October 22, 2017, Intercontinental Exchange acquired the Bank of America Merrill Lynch Global Research division's index platform, thereby becoming the ICE BofAML index family.

In addition, effective June 28, 2019, the following disclosure is added above the row relating to the ICE BofAML Municipal Blended 85% Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO Gurtin California Municipal Intermediate Value Fund's Fund Summary in the Prospectus:

	1 Year	Since Inception (12/07/15)
Bloomberg Barclays California Municipal Bond 1-10 Year Blend (1-12) Index (reflects no deduction for fees, expenses or taxes)	1.66%	1.58%

PIMCO Gurtin California Municipal Opportunistic Value Fund

Effective June 28, 2019, the primary broad-based securities market index of the PIMCO Gurtin California Municipal Opportunistic Value Fund is the Bloomberg Barclays Municipal California Exempt Index.

Accordingly, effective June 28, 2019, the fifth paragraph of the "Performance Information" section of the PIMCO Gurtin California Municipal Opportunistic Value Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. Effective June 28, 2019, the Fund's primary benchmark is the Bloomberg Barclays Municipal California Exempt Index. The Bloomberg Barclays Municipal California Exempt Index is the California component of the Bloomberg Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years, and which is an unmanaged index representative of the tax-exempt bond market. The Bloomberg Barclays Municipal Bond Index is made up of all investment-grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 28, 2019, the Fund's primary benchmark was the ICE BofAML Municipal Miscellaneous Index 7-12 Years. The ICE BofAML Municipal Blended Index is a blend of 75% of The BofA Merrill Lynch 7-12 Year US Large Cap Municipal Securities Index, a subset of The BofA Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to seven years and less than twelve years, and 25% of The BofA Merrill Lynch 12-22 Year US Large Cap Municipal Securities Index, a subset of The BofA Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to twelve years and less than twenty-two years.

In addition, effective June 28, 2019, the following disclosure is added above the row relating to the ICE BofAML Municipal Miscellaneous Index 7-12 Years in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO Gurtin California Municipal Opportunistic Value Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (05/03/10)
Bloomberg Barclays Municipal California Exempt Index (reflects no deduction for fees, expenses or taxes)	1.11%	3.95%	4.26%

PIMCO Gurtin National Municipal Intermediate Value Fund

Effective June 28, 2019, the primary broad-based securities market index of the PIMCO Gurtin National Municipal Intermediate Value Fund is the Bloomberg Barclays 1-10 Year (1-12) Municipal Securities Index.

Accordingly, effective June 28, 2019, the third paragraph of the "Performance Information" section of the PIMCO Gurtin National Municipal Intermediate Value Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. Effective June 28, 2019, the Fund's primary benchmark is the Bloomberg Barclays 1-10 Year (1-12) Municipal Securities Index. Bloomberg Barclays 1-10 Year (1-12) Municipal Securities Index is the 1-10 Year Blend (1-12) component of the Bloomberg Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation bonds and revenue bonds of maturities ranging from one year to 22 years, and which is an unmanaged index representative of the tax-exempt bond market. The Bloomberg Barclays Municipal Bond Index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 28, 2019, the Fund's primary benchmark was the ICE BofAML Municipal Blended 85% Index. The ICE BofAML 1-12 Year Municipal Index is an unmanaged, market-weighted index that includes investment-grade municipal bonds with maturities greater than one year but less than twelve years. On or about October 22, 2017, Intercontinental Exchange acquired the Bank of America Merrill Lynch Global Research division's index platform, thereby becoming the ICE BofAML index family.

In addition, effective June 28, 2019, the following disclosure is added above the row relating to the ICE BofAML Municipal Blended 85% Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO Gurtin National Municipal Intermediate Value Fund's Fund Summary in the Prospectus:

	1 Year	Since Inception (12/01/15)
Bloomberg Barclays 1-10 Year (1-12) Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	1.64%	1.70%

PIMCO Gurtin National Municipal Opportunistic Value Fund

Effective June 28, 2019, the primary broad-based securities market index of the PIMCO Gurtin National Municipal Opportunistic Value Fund is the Bloomberg Barclays Municipal Bond Index.

Accordingly, effective June 28, 2019, the fifth paragraph of the "Performance Information" section of the PIMCO Gurtin National Municipal Opportunistic Value Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund measures its performance against a primary benchmark and a secondary benchmark. Effective June 28, 2019, the Fund's primary benchmark is the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Bloomberg Barclays Municipal Bond Index, bonds must be rated investment-grade (Baa3/ BBB- or higher) by at least two of the following ratings agencies: Moody's, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. To be included in the index, bonds must also: (i) have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million; (ii) be fixed rate; (iii) have a dated-date after December 31, 1990; and (iv) be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 28, 2019, the Fund's primary benchmark was the ICE BofAML Municipal Miscellaneous Index 7-12 Years. The ICE BofAML Municipal Blended Index is a blend of 75% of The BofA Merrill Lynch 7-12 Year US Large Cap Municipal Securities Index, a subset of The BofA Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to seven years and less than twelve years, and 25% of The BofA Merrill Lynch 12-22 Year US Large Cap Municipal Securities Index, a subset of The BofA Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to twelve years and less than twenty-two years.

In addition, effective June 28, 2019, the following disclosure is added above the row relating to the ICE BofAML Municipal Miscellaneous Index 7-12 Years in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO Gurtin National Municipal Opportunistic Value Fund's Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception (05/03/10)
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.28%	3.82%	3.85%

(PIMCO Municipal Value Funds - Supplement) | (PIMCO Gurtin California Municipal Intermediate Value Fund)
Prospectus:	rr_ProspectusTable
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund measures its performance against a primary benchmark and a secondary benchmark. Effective June 28, 2019, the Fund's primary benchmark is the Bloomberg Barclays California Municipal Bond 1-10 Year Blend (1-12) Index. The index is a component of the Bloomberg Barclays California Municipal Bond Index, a subset of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays California Municipal Bond Index is the California component of the Bloomberg Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years, and which is an unmanaged index representative of the tax-exempt bond market. The Bloomberg Barclays Municipal Bond Index is made up of all investment-grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 28, 2019, the Fund's primary benchmark was the ICE BofAML Municipal Blended 85% Index. The ICE BofAML 1-12 Year Municipal Index is an unmanaged, market-weighted index that includes investment-grade municipal bonds with maturities greater than one year but less than twelve years. On or about October 22, 2017, Intercontinental Exchange acquired the Bank of America Merrill Lynch Global Research division's index platform, thereby becoming the ICE BofAML index family.

(PIMCO Municipal Value Funds - Supplement) | (PIMCO Gurtin California Municipal Intermediate Value Fund) | Bloomberg Barclays California Municipal Bond 1-10 Year Blend (1-12) Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 2015
(PIMCO Municipal Value Funds - Supplement) | (PIMCO Gurtin California Municipal Opportunistic Value Fund)
Prospectus:	rr_ProspectusTable
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund measures its performance against a primary benchmark and a secondary benchmark. Effective June 28, 2019, the Fund's primary benchmark is the Bloomberg Barclays Municipal California Exempt Index. The Bloomberg Barclays Municipal California Exempt Index is the California component of the Bloomberg Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years, and which is an unmanaged index representative of the tax-exempt bond market. The Bloomberg Barclays Municipal Bond Index is made up of all investment-grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 28, 2019, the Fund's primary benchmark was the ICE BofAML Municipal Miscellaneous Index 7-12 Years. The ICE BofAML Municipal Blended Index is a blend of 75% of The BofA Merrill Lynch 7-12 Year US Large Cap Municipal Securities Index, a subset of The BofA Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to seven years and less than twelve years, and 25% of The BofA Merrill Lynch 12-22 Year US Large Cap Municipal Securities Index, a subset of The BofA Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to twelve years and less than twenty-two years.

(PIMCO Municipal Value Funds - Supplement) | (PIMCO Gurtin California Municipal Opportunistic Value Fund) | Bloomberg Barclays Municipal California Exempt Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.11%
5 Years	rr_AverageAnnualReturnYear05	3.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
(PIMCO Municipal Value Funds - Supplement) | (PIMCO Gurtin National Municipal Intermediate Value Fund)
Prospectus:	rr_ProspectusTable
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund measures its performance against a primary benchmark and a secondary benchmark. Effective June 28, 2019, the Fund's primary benchmark is the Bloomberg Barclays 1-10 Year (1-12) Municipal Securities Index. Bloomberg Barclays 1-10 Year (1-12) Municipal Securities Index is the 1-10 Year Blend (1-12) component of the Bloomberg Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation bonds and revenue bonds of maturities ranging from one year to 22 years, and which is an unmanaged index representative of the tax-exempt bond market. The Bloomberg Barclays Municipal Bond Index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 28, 2019, the Fund's primary benchmark was the ICE BofAML Municipal Blended 85% Index. The ICE BofAML 1-12 Year Municipal Index is an unmanaged, market-weighted index that includes investment-grade municipal bonds with maturities greater than one year but less than twelve years. On or about October 22, 2017, Intercontinental Exchange acquired the Bank of America Merrill Lynch Global Research division's index platform, thereby becoming the ICE BofAML index family.

(PIMCO Municipal Value Funds - Supplement) | (PIMCO Gurtin National Municipal Intermediate Value Fund) | Bloomberg Barclays 1-10 Year (1-12) Municipal Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2015
(PIMCO Municipal Value Funds - Supplement) | (PIMCO Gurtin National Municipal Opportunistic Value Fund)
Prospectus:	rr_ProspectusTable
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund measures its performance against a primary benchmark and a secondary benchmark. Effective June 28, 2019, the Fund's primary benchmark is the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Bloomberg Barclays Municipal Bond Index, bonds must be rated investment-grade (Baa3/ BBB- or higher) by at least two of the following ratings agencies: Moody's, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. To be included in the index, bonds must also: (i) have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million; (ii) be fixed rate; (iii) have a dated-date after December 31, 1990; and (iv) be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to June 28, 2019, the Fund's primary benchmark was the ICE BofAML Municipal Miscellaneous Index 7-12 Years. The ICE BofAML Municipal Blended Index is a blend of 75% of The BofA Merrill Lynch 7-12 Year US Large Cap Municipal Securities Index, a subset of The BofA Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to seven years and less than twelve years, and 25% of The BofA Merrill Lynch 12-22 Year US Large Cap Municipal Securities Index, a subset of The BofA Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to twelve years and less than twenty-two years.

(PIMCO Municipal Value Funds - Supplement) | (PIMCO Gurtin National Municipal Opportunistic Value Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.28%
5 Years	rr_AverageAnnualReturnYear05	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010